Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement 2010 Fund - Fidelity Advisor Managed Retirement 2010 Fund: Class Z6
Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331